Warrants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Balance	$ 192	$ 344
Exchange differences arising from translation to presentation currency	6	(20)
Changes in values of warrants exercisable into shares liability	51	(132)
Fair value of warrants at issuance date	(249)
Balance		$ 192